Stockholders' Equity - Summary of Breakdown of Common Stock and Additional Paid-in Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Common stock	$ 318	$ 318
Additional paid-in capital	7,381	7,381
Common stock and additional paid-in capital	$ 7,699	$ 7,699